Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain measures of the financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis beginning on page 65.

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)(7)	Operating Earnings Per Share(8)
Year					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$16,375,508	$21,518,114	$3,069,010	$3,245,587	$111.14	$126.63	$2,305.6	$5.09
2021	$15,051,215	$18,719,493	$3,372,510	$2,978,593	$100.69	$123.78	$2,488.1	$4.74
2020	$15,503,434	$10,547,820	$3,975,937	$2,724,914	$90.97	$103.13	$2,196.7	$4.44

(1)“PEO” means Principal Executive Officer, which was Nicholas K. Akins for each of the years shown. Mr. Akins was the Company’s Chair, President and CEO for 2020 until August 10, 2022, when he became Chair and CEO. Effective January 1, 2023, Mr. Akins became Executive Chair. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Akins for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to the SCT in the proxy statement for each year for further information.
(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” or “CAP” for Mr. Akins, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Akins during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Akins’ Total Compensation shown in the SCT for the applicable year to calculate “CAP”:

	Reported Summary Compensation Table Total	Reported Stock Awards (A)	Equity Award Adjustments (B)	Reported Change in Pension Value (C)	Pension Benefit Adjustments (D)	Operating Earnings Per Share(8)
Year
2022	$16,375,508	$(10,824,690)	$15,998,849	$(204,063)	$172,510	$5.09
2021	$15,051,215	$(9,976,149)	$13,937,070	$(461,732)	$169,089	$4.74
2020	$15,503,434	$(9,615,116)	$5,206,247	$(698,612)	$151,867	$4.44

(A) This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year. Mr. Akins did not receive option awards in the years shown.
(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in same applicable year, of which there were none for Mr. Akins, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, of which there were none for Mr. Akins, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year[, of which there were none for Mr. Akins].

The valuation methodology used to determine valuation assumptions and calculate fair values for the TSR portion of the Company’s performance units were consistent with those previously disclosed for the calculation of grant date values and were calculated in accordance with FASB ASC Topic 718 by an independent third party. See Note 15 to the Consolidated Financial Statements included in our Form 10-K for the applicable year for a discussion of the relevant assumptions used in calculating the grant date fair values of equity awards. The EPS and non-emitting generating capacity measures in the Company’s performance shares were valued using target scores as of the grant date, the Company’s projected score for each measure for valuation dates within the performance period, and the actual score for vested awards. These scores were multiplied by the closing share price of AEP common stock on the vesting date or at year end, as applicable, and by number of shares or units then outstanding associated with the weight assigned to each performance measure, including shares or units due to dividend credits.

The prorated portion of performance shares that vest due to the elimination of an executive’s position and separation from AEP service as the result of a consolidation, reorganization, restructuring or downsizing or under circumstances that give rise to Executive Severance Plan Benefits are treated as unvested until the end of the performance period for the purpose of calculating “CAP”. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Award Granted in Year Shown	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year
2022	$14,002,330	$1,846,351	$—	$150,168	$—	$—	$15,998,849
2021	$12,066,172	$371,547	$—	$1,499,351	$—	$—	$13,937,070
2020	$7,977,798	$(1,451,439)	$—	$(1,320,113)	$—	$—	$5,206,247

(C)    The amounts included in this column are the Change in Pension Value amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the applicable year. Mr. Akins did not receive preferential or above-market earnings on deferred compensation for any of the years shown.
(D)    The total pension benefit adjustment for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Akins during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), of which there were none. In each case, the adjustments are calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year / Plan	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$23,676	$—	$23,676
CSW Executive Retirement Plan	$148,834	$—	$148,834
2022 Total	$172,510	$—	$172,510
2021
AEP Retirement Plan	$23,999	$—	$23,999
CSW Executive Retirement Plan	$145,090	$—	$145,090
2021 Total	$169,089	$—	$169,089
2020
AEP Retirement Plan	$22,979	$—	$22,979
CSW Executive Retirement Plan	$128,888	$—	$128,888
2020 Total	$151,867	$—	$151,867

(3)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Akins) in the “Total” column of the SCT in the applicable year. Refer to the SCT in the proxy statement for each year for further information. The names of each of the NEOs (excluding Mr. Akins) included for purposes of calculating the average amounts in each applicable year are as follows:
2022: Julia A. Sloat, Ann P. Kelly, David M. Feinberg, Charles E. Zebula, Paul Chodak III, and Lisa M. Barton
2021: Julia A. Sloat, Lisa M. Barton, David M. Feinberg, Charles E. Zebula, Brian X. Tierney, and Mark C. McCullough
2020: Brian X. Tierney, Lisa M. Barton, David M. Feinberg, and Lana L. Hillebrand
(4)The dollar amounts reported in column (e) represent the average amount of “CAP” to the NEOs as a group (excluding Mr. Akins), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Akins) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Akins) for each year to determine the “CAP”, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Stock Awards	Average Equity Award Adjustments (A)	Average Reported Change in Pension Value	Average Pension Benefit Adjustments (B)	Average Compensation Actually Paid “CAP” to Non-PEO NEOs
Year
2022	$3,069,010	$(1,896,237)	$2,019,808	$(2,514)	$55,520	$3,245,587
2021	$3,372,510	$(1,903,587)	$1,517,671	$(63,057)	$55,056	$2,978,593
2020	$3,975,937	$(1,745,503)	$709,359	$(278,008)	$63,130	$2,724,914

(A) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,808
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671
2020	$1,344,554	$(357,232)	$125,000	$(278,587)	$(124,375)	$—	$709,359

(B) The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056
2020
AEP Retirement Plan	$14,110	$—	$14,110
AEP Supplement Benefit Plan	$49,020	$—	$49,020
2020 Total	$63,130	$—	$63,130

(5)Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional AEP shares. TSR for this purpose was calculated and provided by Bloomberg L.P. as of December 31, 2022. Past performance is not a guarantee of future results.
(6)Represents the market-capitalization weighted average TSR of the S&P Electric Utilities (SP833) that was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2022. This is an index of peer companies provided by S&P Dow Jones Indices LLC for which the TSR was calculated and provided by Bloomberg L.P. as of December 31, 2022.
(7)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)Operating earnings per share is a non-GAAP financial measure. Exhibit A to the proxy statement for the corresponding year contains a full reconciliation of GAAP earnings per share to non-GAAP operating earnings per share for that year. For purposes of Item 402(v) of Regulation S-K, the Company has determined that operating earnings per share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the company to link “CAP” of the Company’s NEOs to Company performance for the most recent fiscal year. This performance measure may not have been the most important financial performance measure for 2021 and 2020 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO Total Compensation Amount	[1]	$ 16,375,508	$ 15,051,215	$ 15,503,434
PEO Actually Paid Compensation Amount	[2]	$ 21,518,114	18,719,493	10,547,820
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Akins’ Total Compensation shown in the SCT for the applicable year to calculate “CAP”:

	Reported Summary Compensation Table Total	Reported Stock Awards (A)	Equity Award Adjustments (B)	Reported Change in Pension Value (C)	Pension Benefit Adjustments (D)	Operating Earnings Per Share(8)
Year
2022	$16,375,508	$(10,824,690)	$15,998,849	$(204,063)	$172,510	$5.09
2021	$15,051,215	$(9,976,149)	$13,937,070	$(461,732)	$169,089	$4.74
2020	$15,503,434	$(9,615,116)	$5,206,247	$(698,612)	$151,867	$4.44

(A) This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year. Mr. Akins did not receive option awards in the years shown.
(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in same applicable year, of which there were none for Mr. Akins, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, of which there were none for Mr. Akins, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year[, of which there were none for Mr. Akins].

The valuation methodology used to determine valuation assumptions and calculate fair values for the TSR portion of the Company’s performance units were consistent with those previously disclosed for the calculation of grant date values and were calculated in accordance with FASB ASC Topic 718 by an independent third party. See Note 15 to the Consolidated Financial Statements included in our Form 10-K for the applicable year for a discussion of the relevant assumptions used in calculating the grant date fair values of equity awards. The EPS and non-emitting generating capacity measures in the Company’s performance shares were valued using target scores as of the grant date, the Company’s projected score for each measure for valuation dates within the performance period, and the actual score for vested awards. These scores were multiplied by the closing share price of AEP common stock on the vesting date or at year end, as applicable, and by number of shares or units then outstanding associated with the weight assigned to each performance measure, including shares or units due to dividend credits.

The prorated portion of performance shares that vest due to the elimination of an executive’s position and separation from AEP service as the result of a consolidation, reorganization, restructuring or downsizing or under circumstances that give rise to Executive Severance Plan Benefits are treated as unvested until the end of the performance period for the purpose of calculating “CAP”. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Award Granted in Year Shown	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year
2022	$14,002,330	$1,846,351	$—	$150,168	$—	$—	$15,998,849
2021	$12,066,172	$371,547	$—	$1,499,351	$—	$—	$13,937,070
2020	$7,977,798	$(1,451,439)	$—	$(1,320,113)	$—	$—	$5,206,247

(C)    The amounts included in this column are the Change in Pension Value amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the applicable year. Mr. Akins did not receive preferential or above-market earnings on deferred compensation for any of the years shown.
(D)    The total pension benefit adjustment for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Akins during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), of which there were none. In each case, the adjustments are calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year / Plan	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$23,676	$—	$23,676
CSW Executive Retirement Plan	$148,834	$—	$148,834
2022 Total	$172,510	$—	$172,510
2021
AEP Retirement Plan	$23,999	$—	$23,999
CSW Executive Retirement Plan	$145,090	$—	$145,090
2021 Total	$169,089	$—	$169,089
2020
AEP Retirement Plan	$22,979	$—	$22,979
CSW Executive Retirement Plan	$128,888	$—	$128,888
2020 Total	$151,867	$—	$151,867

Non-PEO NEO Average Total Compensation Amount	[3]	$ 3,069,010	3,372,510	3,975,937
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 3,245,587	2,978,593	2,724,914
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Akins) for each year to determine the “CAP”, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Stock Awards	Average Equity Award Adjustments (A)	Average Reported Change in Pension Value	Average Pension Benefit Adjustments (B)	Average Compensation Actually Paid “CAP” to Non-PEO NEOs
Year
2022	$3,069,010	$(1,896,237)	$2,019,808	$(2,514)	$55,520	$3,245,587
2021	$3,372,510	$(1,903,587)	$1,517,671	$(63,057)	$55,056	$2,978,593
2020	$3,975,937	$(1,745,503)	$709,359	$(278,008)	$63,130	$2,724,914

(A) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,808
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671
2020	$1,344,554	$(357,232)	$125,000	$(278,587)	$(124,375)	$—	$709,359

(B) The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056
2020
AEP Retirement Plan	$14,110	$—	$14,110
AEP Supplement Benefit Plan	$49,020	$—	$49,020
2020 Total	$63,130	$—	$63,130

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
“CAP” vs. AEP TSR

As shown in the chart below, as AEP’s TSR increased from 2020 through 2022, “CAP” also increased, particularly for the PEO, which shows the directional alignment of “CAP” with TSR. This alignment is due primarily to the use of equity incentives, the value of which is denominated in AEP stock and thereby directly tied to AEP’s TSR. In addition, performance shares and a substantial portion of short-term incentive compensation are tied to performance measures that we believe are directionally aligned with the value that AEP provides to shareholders while further encouraging TSR through incentive compensation leverage. For example, performance that would drive an x% increase in stock price might drive a 2x% increase in “CAP” through such leverage. Such incentive leverage increases the incentive for executives to produce strong performance on metrics that drive TSR.

Compensation Actually Paid vs. Net Income [Text Block]
“CAP” vs. Net Income

As shown in the chart below, the amount of “CAP” for Mr. Akins and the average amount of “CAP” for the Company’s NEOs as a group (excluding Mr. Akins) is aligned with the Company’s net income for 2020 and 2021 but not for 2023. This is because the Company uses operating earnings per share, not net income, as the primary measure of the Company’s earnings performance in its executive compensation program. Therefore, when operating earnings per share and net income diverge, as happened in 2022, “CAP” will be aligned with operating earnings per share and not net income. The Company does not use net income as a performance measure, in part, because the Company believes operating earnings per share is a measure upon which management’s actions have a more significant impact and, therefore, it is a better measure of the performance of management and the Company. Operating earnings per share also better reflects the Company’s future earnings capacity and is more closely aligned with the Company’s TSR.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
“CAP” vs. AEP Operating Earnings Per Share

As shown in the chart below, AEP’s operating earnings per share is well aligned with “CAP”. This is because 50% of long-term incentive compensation and 60% of short-term incentive compensation are tied to achievement of operating earnings per share objectives over a three- and one- year period, respectively. The HR Committee assigned these substantial incentive compensation weights to operating earnings per share, in part, because it is a measure upon which management’s actions have significant impact, and it reflects the achievement of the Company’s earnings growth targets, which are a primary driver of the Company’s stock price and TSR.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return (TSR): AEP vs. Industry Peer Index (S&P Electric Utilities)

As shown in the chart below, AEP’s 3-year cumulative TSR lagged our industry peers during the 2020 through 2022 period. TSR was nearly flat for our industry peers overall for 2020, largely due to the impact of COVID-19 on economic conditions and the uncertainty this created. AEP’s TSR improved more than that of the S&P Electric Utilities during 2022, erasing a significant portion of the cumulative TSR disparity.

Tabular List [Table Text Block]
The seven performance measures below represent the most important measures we used to determine “CAP” for AEP's NEO's and other employees in 2022. These measures are further described in the Compensation Discussion and Analysis in the sections titled Annual Incentive Compensation and Long-term Incentive Compensation.

Most Important 2022 Performance Measures Impacting "CAP"
Financial Measures (A)
Operating Earnings Per Share
Total Shareholder Return Rank vs. Compensation Peer Group
Non-Financial Measures
Carbon Free Generation Capacity
Employee & Contractor Safety
Infrastructure Investment
Customer Experience and Quality of Service
Workforce & Culture
(A) AEP used 2 financial measures in 2022.

Total Shareholder Return Amount	[5]	$ 111.14	100.69	90.97
Peer Group Total Shareholder Return Amount	[6]	126.63	123.78	103.13
Net Income (Loss)	[7]	$ 2,305,600	$ 2,488,100	$ 2,196,700
Company Selected Measure Amount | $ / shares	[8]	5.09	4.74	4.44
PEO Name		Nicholas K. Akins
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (10,824,690)	$ (9,976,149)	$ (9,615,116)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	15,998,849	13,937,070	5,206,247
PEO [Member] | Change in Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(204,063)	(461,732)	(698,612)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	172,510	169,089	151,867
PEO [Member] | Year End Fair Value of Equity Award Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,002,330	12,066,172	7,977,798
PEO [Member] | YOY Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,846,351	371,547	(1,451,439)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | YOY Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,168	1,499,351	(1,320,113)
PEO [Member] | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | AEP Retirement Plan Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,676	23,999	22,979
PEO [Member] | AEP Retirement Plan Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | AEP Retirement Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,676	23,999	22,979
PEO [Member] | CSW Executive Retirement Plan Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		148,834	145,090	128,888
PEO [Member] | CSW Executive Retirement Plan Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | CSW Executive Retirement Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		148,834	145,090	128,888
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		172,510	169,089	151,867
PEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		172,510	169,089	151,867
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,896,237)	(1,903,587)	(1,745,503)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	2,019,808	1,517,671	709,359
Non-PEO NEO [Member] | Change in Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,514)	(63,057)	(278,008)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	55,520	55,056	63,130
Non-PEO NEO [Member] | Year End Fair Value of Equity Award Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,916,756	1,487,311	1,344,554
Non-PEO NEO [Member] | YOY Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		222,215	48,144	(357,232)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		28,346	215,087	125,000
Non-PEO NEO [Member] | YOY Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		36,593	222,189	(278,587)
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(184,101)	(455,060)	(124,375)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | AEP Retirement Plan Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,227	12,220	14,110
Non-PEO NEO [Member] | AEP Retirement Plan Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | AEP Retirement Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,227	12,220	14,110
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		55,520	55,056	63,130
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		55,520	55,056	63,130
Non-PEO NEO [Member] | AEP Supplement Benefit Plan Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		40,293	42,836	49,020
Non-PEO NEO [Member] | AEP Supplement Benefit Plan Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | AEP Supplemental Benefit Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 40,293	$ 42,836	$ 49,020

[1]	“PEO” means Principal Executive Officer, which was Nicholas K. Akins for each of the years shown. Mr. Akins was the Company’s Chair, President and CEO for 2020 until August 10, 2022, when he became Chair and CEO. Effective January 1, 2023, Mr. Akins became Executive Chair. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Akins for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to the SCT in the proxy statement for each year for further information.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” or “CAP” for Mr. Akins, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Akins during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Akins’ Total Compensation shown in the SCT for the applicable year to calculate “CAP”:

	Reported Summary Compensation Table Total	Reported Stock Awards (A)	Equity Award Adjustments (B)	Reported Change in Pension Value (C)	Pension Benefit Adjustments (D)	Operating Earnings Per Share(8)
Year
2022	$16,375,508	$(10,824,690)	$15,998,849	$(204,063)	$172,510	$5.09
2021	$15,051,215	$(9,976,149)	$13,937,070	$(461,732)	$169,089	$4.74
2020	$15,503,434	$(9,615,116)	$5,206,247	$(698,612)	$151,867	$4.44

(A) This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year. Mr. Akins did not receive option awards in the years shown.
(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in same applicable year, of which there were none for Mr. Akins, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, of which there were none for Mr. Akins, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year[, of which there were none for Mr. Akins].

The valuation methodology used to determine valuation assumptions and calculate fair values for the TSR portion of the Company’s performance units were consistent with those previously disclosed for the calculation of grant date values and were calculated in accordance with FASB ASC Topic 718 by an independent third party. See Note 15 to the Consolidated Financial Statements included in our Form 10-K for the applicable year for a discussion of the relevant assumptions used in calculating the grant date fair values of equity awards. The EPS and non-emitting generating capacity measures in the Company’s performance shares were valued using target scores as of the grant date, the Company’s projected score for each measure for valuation dates within the performance period, and the actual score for vested awards. These scores were multiplied by the closing share price of AEP common stock on the vesting date or at year end, as applicable, and by number of shares or units then outstanding associated with the weight assigned to each performance measure, including shares or units due to dividend credits.

The prorated portion of performance shares that vest due to the elimination of an executive’s position and separation from AEP service as the result of a consolidation, reorganization, restructuring or downsizing or under circumstances that give rise to Executive Severance Plan Benefits are treated as unvested until the end of the performance period for the purpose of calculating “CAP”. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Award Granted in Year Shown	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year
2022	$14,002,330	$1,846,351	$—	$150,168	$—	$—	$15,998,849
2021	$12,066,172	$371,547	$—	$1,499,351	$—	$—	$13,937,070
2020	$7,977,798	$(1,451,439)	$—	$(1,320,113)	$—	$—	$5,206,247

(C)    The amounts included in this column are the Change in Pension Value amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the applicable year. Mr. Akins did not receive preferential or above-market earnings on deferred compensation for any of the years shown.
(D)    The total pension benefit adjustment for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Akins during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), of which there were none. In each case, the adjustments are calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year / Plan	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$23,676	$—	$23,676
CSW Executive Retirement Plan	$148,834	$—	$148,834
2022 Total	$172,510	$—	$172,510
2021
AEP Retirement Plan	$23,999	$—	$23,999
CSW Executive Retirement Plan	$145,090	$—	$145,090
2021 Total	$169,089	$—	$169,089
2020
AEP Retirement Plan	$22,979	$—	$22,979
CSW Executive Retirement Plan	$128,888	$—	$128,888
2020 Total	$151,867	$—	$151,867

[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Akins) in the “Total” column of the SCT in the applicable year. Refer to the SCT in the proxy statement for each year for further information. The names of each of the NEOs (excluding Mr. Akins) included for purposes of calculating the average amounts in each applicable year are as follows:
2022: Julia A. Sloat, Ann P. Kelly, David M. Feinberg, Charles E. Zebula, Paul Chodak III, and Lisa M. Barton
2021: Julia A. Sloat, Lisa M. Barton, David M. Feinberg, Charles E. Zebula, Brian X. Tierney, and Mark C. McCullough
2020: Brian X. Tierney, Lisa M. Barton, David M. Feinberg, and Lana L. Hillebrand

[4]	The dollar amounts reported in column (e) represent the average amount of “CAP” to the NEOs as a group (excluding Mr. Akins), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Akins) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Akins) for each year to determine the “CAP”, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Stock Awards	Average Equity Award Adjustments (A)	Average Reported Change in Pension Value	Average Pension Benefit Adjustments (B)	Average Compensation Actually Paid “CAP” to Non-PEO NEOs
Year
2022	$3,069,010	$(1,896,237)	$2,019,808	$(2,514)	$55,520	$3,245,587
2021	$3,372,510	$(1,903,587)	$1,517,671	$(63,057)	$55,056	$2,978,593
2020	$3,975,937	$(1,745,503)	$709,359	$(278,008)	$63,130	$2,724,914

(A) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,808
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671
2020	$1,344,554	$(357,232)	$125,000	$(278,587)	$(124,375)	$—	$709,359

(B) The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056
2020
AEP Retirement Plan	$14,110	$—	$14,110
AEP Supplement Benefit Plan	$49,020	$—	$49,020
2020 Total	$63,130	$—	$63,130

[5]	Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional AEP shares. TSR for this purpose was calculated and provided by Bloomberg L.P. as of December 31, 2022. Past performance is not a guarantee of future results.
[6]	Represents the market-capitalization weighted average TSR of the S&P Electric Utilities (SP833) that was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2022. This is an index of peer companies provided by S&P Dow Jones Indices LLC for which the TSR was calculated and provided by Bloomberg L.P. as of December 31, 2022.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]	Operating earnings per share is a non-GAAP financial measure. Exhibit A to the proxy statement for the corresponding year contains a full reconciliation of GAAP earnings per share to non-GAAP operating earnings per share for that year. For purposes of Item 402(v) of Regulation S-K, the Company has determined that operating earnings per share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the company to link “CAP” of the Company’s NEOs to Company performance for the most recent fiscal year. This performance measure may not have been the most important financial performance measure for 2021 and 2020 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.
[9]	This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year. Mr. Akins did not receive option awards in the years shown.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in same applicable year, of which there were none for Mr. Akins, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, of which there were none for Mr. Akins, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year[, of which there were none for Mr. Akins].

[11]	The amounts included in this column are the Change in Pension Value amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the applicable year. Mr. Akins did not receive preferential or above-market earnings on deferred compensation for any of the years shown.
[12]	The total pension benefit adjustment for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Akins during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), of which there were none. In each case, the adjustments are calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year / Plan	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$23,676	$—	$23,676
CSW Executive Retirement Plan	$148,834	$—	$148,834
2022 Total	$172,510	$—	$172,510
2021
AEP Retirement Plan	$23,999	$—	$23,999
CSW Executive Retirement Plan	$145,090	$—	$145,090
2021 Total	$169,089	$—	$169,089
2020
AEP Retirement Plan	$22,979	$—	$22,979
CSW Executive Retirement Plan	$128,888	$—	$128,888
2020 Total	$151,867	$—	$151,867

[13]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,808
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671
2020	$1,344,554	$(357,232)	$125,000	$(278,587)	$(124,375)	$—	$709,359

[14]	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056
2020
AEP Retirement Plan	$14,110	$—	$14,110
AEP Supplement Benefit Plan	$49,020	$—	$49,020
2020 Total	$63,130	$—	$63,130